Average Annual Total Returns (American High-Income Bond Trust)	12 Months Ended
May 01, 2011
Bank of America Merrill US High Yield Master II Index
Average Annual Total Returns
One Year	15.19%
Five Year	8.82%
Ten Year	8.60%
Series I, American High-Income Bond Trust
Average Annual Total Returns
One Year	14.59%
Five Year	6.06%
Ten Year	7.63%
Date of Inception	Nov. 05, 2010
Series II, American High-Income Bond Trust
Average Annual Total Returns
One Year	14.52%
Five Year	5.84%
Ten Year	7.11%
Date of Inception	May 01, 2007
Series III, American High-Income Bond Trust
Average Annual Total Returns
One Year	15.09%
Five Year	6.38%
Ten Year	7.79%
Date of Inception	Jan. 02, 2008